Debt - 2020 Convertible Notes (Details) - USD ($)	1 Months Ended
	May 31, 2021	Nov. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Debt amount outstanding			$ 15,000,000
2020 Convertible Notes
Debt Instrument [Line Items]
Debt amount outstanding			$ 1,750,000
Principal amount of debt repaid	$ 1,750,000
2020 Convertible Notes | Series B-1
Debt Instrument [Line Items]
Principal amount of debt converted		$ 8,960,000